Market Risk Benefits - Reconciliation of the Market Risk Benefits Balance (Details) - USD ($)	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Market Risk Benefit [Line Items]
Market risk benefit - (assets)	$ 4,865,000,000	$ 4,865,000,000	$ 1,664,000,000	$ 1,664,000,000	$ 690,000,000
Market risk benefit - liabilities	$ (5,662,000,000)	(5,662,000,000)	$ (8,033,000,000)	(8,033,000,000)	(10,690,000,000)
Market risk benefit - net liabilities		797,000,000		6,369,000,000	10,000,000,000
Variable Annuity
Market Risk Benefit [Line Items]
Market risk benefit - (assets)		4,856,000,000		1,658,000,000
Market risk benefit - liabilities		(5,623,000,000)		(7,939,000,000)
Market risk benefit - net liabilities		767,000,000		6,281,000,000	9,908,000,000	$ 9,908,000,000
Other product lines
Market Risk Benefit [Line Items]
Market risk benefit - (assets)		9,000,000		6,000,000
Market risk benefit - liabilities		(39,000,000)		(94,000,000)
Market risk benefit - net liabilities		$ 30,000,000		$ 88,000,000	$ 92,000,000